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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2009

Check here if Amendment [_]; Amendment Number:
                                               ------------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Traxis Partners LP
Address: 600 Fifth Avenue
         New York, NY 10020

Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris Crawford
Title: Director of  Operations / CCO
Phone: 212-332-5158

Signature, Place, and Date of Signing:


    /s/ Chris Crawford             New York, NY                11/16/2009
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-
--------------------     ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 16,316,598

Form 13F Information Table Value Total: 422,172
                                        (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number     Name

            28-
----------  --------------------     ---------------------------------------
[Repeat as necessary.]

                                                                              SH/ PUT/ Investment   Other   Voting Voting Voting
           SECURITY               Title of Class   CUSIP    Value    Shares   PRN CALL Discretion Managers   Sole  Shared  None
-------------------------------- --------------- --------- ------- ---------- --- ---- ---------- -------- ------- ------ ------
ABBOTT LABS USD COM                    COM       002824100    4108      83050  SH         Sole                   0      0  83050
AIRTRAN HOLDINGS INC                   COM       00949P108     369      59077  SH         Sole               59077      0      0
ALASKA AIRLINES STK                    COM       011659109     402      14994  SH         Sole               14994      0      0
ALLEGIANT TRAVEL CO                    COM       01748X102     251       6591  SH         Sole                6591      0      0
AMERICA MOVIL -SERIES L                SHS       02364W105   10869     248000  SH         Sole              248000      0      0
AMR STK                                COM       001765106    1988     250043  SH         Sole              205043      0  45000
BAKER HUGHES INC USD COM               COM       057224107    1067      25000  SH         Sole                   0      0  25000
BANK OF AMERICA CORP                   COM       060505104    4692     277301  SH         Sole              277301      0      0
BANK OF NEW YORK MELLON CORP           COM       064058100    2962     101885  SH         Sole                   0      0 101885
BIOTECH HOLDERS TR                DEPOSTRY RCPTS 09067D201    1018      10000  SH         Sole                   0      0  10000
BP PLC SPONS ADR REPR 6 ORDS      SPONSORED ADR  055622104     266       5000  SH         Sole                   0      0   5000
BROADCOM CORP USD COM                  CL A      111320107    3318     108100  SH         Sole                   0      0 108100
CATERPILLAR INC USD COM                COM       149123101    5207     102000  SH         Sole                   0      0 102000
CEMEX SA ADR                      SPON ADR NEW   151290889    3670     284000  SH         Sole              284000      0      0
CHAMPION ENTR STK                      COM       158496109      26      56169  SH         Sole               56169      0      0
CISCO SYSTEMS INC USD COM              COM       17275R102    6836     292500  SH         Sole                   0      0 292500
CITIGROUP INC                          COM       172967101    4636     957702  SH         Sole              917702      0  40000
CNOOC LTD-ADR                     SPONSORED ADR  126132109     758       5600  SH         Sole                5600      0      0
CONTINENTAL AIRLINES-CL B              CL B      210795308    3529     218537  SH         Sole               99337      0 119200
D.R. HORTON INC                        COM       23331A109    3086     270421  SH         Sole              270421      0      0
DEERE  &  CO COM                       COM       244199105    3999      93000  SH         Sole                   0      0  93000
DELL INC USD COM                       COM       24702R101     839      55000  SH         Sole                   0      0  55000
DELTA AIR LINES INC                  COM NEW     247361702    1574     175639  SH         Sole              175639      0      0
DESARROLLADORA HOMEX-ADR          SPONSORED  ADR 25030W100    5062     134000  SH         Sole              134000      0      0
DU PONT DE NEMOURS & CO E.I.USD.30     COM       263534109    4504     140250  SH         Sole                   0      0 140250
EMC CORP USD COM                       COM       268648102    5295     312000  SH         Sole                   0      0 312000
ESTEE LAUDER CO INC USD CL-A COM       CL A      518439104     998      26924  SH         Sole                   0      0  26924
EXXON MOBIL CORP USD COM               COM       30231G102     343       5000  SH         Sole                   0      0   5000
FREEPORT-MCMORAN COPPER & GOLD         COM       35671D857    1372      20000  SH         Sole                   0      0  20000
GENERAL ELECTRIC CO USD COM            COM       369604103    4382     270100  SH         Sole                   0      0 270100
GENZYME CORP COMMON                    COM       372917104     549       9670  SH         Sole                   0      0   9670
GOL LINHAS AEREAS INTEL-ADR       SP ADR REP PFD 38045R107    4994     486300  SH         Sole              486300      0      0
GOLDMAN SACHS GROUP INC                COM       38141G104    2489      13500  SH         Sole               13500      0      0
GOOGLE INC CL A                        CL A      38259P508    5247      10650  SH         Sole                   0      0  10650
HAWAIIAN HOLDINGS INC                  COM       419879101     522      63146  SH         Sole               63146      0      0
HEALTH CARE SELECT SECTOR        SBI HEALTHCARE  81369Y209    2081      72600  SH         Sole               72600      0      0
HOVNANIAN ENTERPRISES - A              CL A      442487203     140      36345  SH         Sole               36345      0      0
INTEL CORP USD COM                     COM       458140100    5578     284000  SH         Sole                   0      0 284000
IPATH MSCI INDIA INDEX ETN      IPMS INDIA ETN   06739F291    2062      35000  SH         Sole                   0      0  35000
ISHARES EMERGING MKT            MSCI EMERG MKT   464287234    9689     250403  SH         Sole               84403      0 166000
ISHARES FTSE/XINHUA CHINA 25    FTSE XNHUA IDX   464287184   26359     644250  SH         Sole              603000      0  41250
ISHARES MSCI JAPAN INDEX           MSCI JAPAN    464286848    9811     987000  SH         Sole              987000      0      0
ISHARES MSCI MEXICO            MSCI MEX INVEST   464286822    5829     133442  SH         Sole              133442      0      0
ISHARES RUSSELL 2000 INDEX FUND    RUSSELL 2000  464287655    3059      50800  SH         Sole               35800      0  15000
ISHARES S&P 100 INDEX FUND       S&P 100 IDX FD  464287101     244       5000  SH         Sole                   0      0   5000
JETBLUE AIRWAYS CORP                 COM         477143101     901     150604  SH         Sole              150604      0      0
JOHNSON  &  JOHNSON USD COM          COM         478160104    6161     101200  SH         Sole                   0      0 101200
JP MORGAN CHASE & CO                 COM         46625H100    4949     113065  SH         Sole               68090      0  44975
JUNIPER NETWORKS INC USD COM         COM         48203R104     940      34800  SH         Sole                   0      0  34800
KB HOME                              COM         48666K109    1358      81771  SH         Sole               81771      0      0
LAN AIRLINES SA-SPON ADR        SPONSORED ADR    501723100    2465     187000  SH         Sole              187000      0      0
LENNAR CORP                          CL A        526057104    1443     101248  SH         Sole              101248      0      0
M I HOMES INC                        COM         55305B101     204      15042  SH         Sole               15042      0      0
MARKET VECTORS RUSSIA ETF          RUSSIA ETF    57060U506     685      24700  SH         Sole               24700      0      0
MDC HOLDINGS STK                     COM         552676108    1378      39688  SH         Sole               39688      0      0
MECHEL STEEL GROUP OAO-ADR      SPONSORED ADR    583840103    1870     103987  SH         Sole              103987      0      0
MERCK  &  CO INC USD COM             COM         589331107    4928     155800  SH         Sole                   0      0 155800
MERITAGE CORPORATION                 COM         59001A102     653      32174  SH         Sole               32174      0      0
MICROSOFT CORP USD COM               COM         594918104    5460     211900  SH         Sole                   0      0 211900
MOBILE TELESYSTEMS- SP ADR       PONSORED ADR    607409109    7711     159763  SH         Sole              159763      0      0
MORGAN STANLEY                     COM NEW       617446448    6067     196457  SH         Sole               31500      0 164957
MORGAN STANLEY CHINA A SHARE         COM         617468103    1532      47600  SH         Sole               47600      0      0
NVR INC                              COM         62944T105    3494       5483  SH         Sole                5483      0      0
OIL SERVICE HOLDRS TRUST         DEPOSTRY RCPT   678002106   38282     326000  SH         Sole              326000      0      0
PARKER-HANNIFIN CORP USD COM         COM         701094104    3004      57960  SH         Sole                   0      0  57960
PEPSICO INC USD COM                  COM         713448108    1044      18000  SH         Sole                   0      0  18000
PETROCHINA ADR                   SPONSORED ADR   71646E100    1286      11300  SH         Sole               11300      0      0
PETROLEO BRASILEIRO S.A. -ADR    SPONSORED ADR   71654V408     734      16000  SH         Sole               16000      0      0
PFIZER INC USD COM                   COM         717081103    4196     253600  SH         Sole                   0      0 253600
PLUM CREEK TIMBER CO INC USD COM     COM         729251108    2757      90000  SH         Sole                   0      0  90000
POTASH CORP OF SASKATCHEWAN CAD      COM         73755L107     334       3700  SH         Sole                   0      0   3700
POWERSHARES QQQ NASDAQ 100
    (NASDAQ)            UNIT SER 1WNDRHLL CLN EN 73935A104   59847    1416500  SH         Sole             1416500      0      0
POWERSHARES WINDERHILL  CLEAN ENE WNDRHLL CLN EN 73935X500    2402     221200  SH         Sole                   0      0 221200
PROCTER  &  GAMBLE CO USD COM        COM         742718109    1006      17890  SH         Sole                   0      0  17890
PULTE HOMES INC                      COM         745867101    3530     321215  SH         Sole              321215      0      0
REPUBLIC AIRWAYS HOLDINGS IN         COM         760276105     255      27385  SH         Sole               27385      0      0
RESEARCH IN MOTION LTD USD COM       COM         760975102     338       5000  SH         Sole                   0      0   5000
RETAIL HOLDERS TRUST                 DEP RCPT    76127U101   16050     183000  SH         Sole              183000      0      0
RYLAND GROUP STK                     COM         783764103     911      43224  SH         Sole               43224      0      0
SASOL LTD-SPONSORED ADR          SPONSORED ADR   803866300     762      20000  SH         Sole               20000      0      0
SCHLUMBERGER LTD CURACAO USD COM     COM         806857108    5546      93500  SH         Sole                   0      0  93500
SKYWEST                              COM         830879102     761      45883  SH         Sole               45883      0      0
SOUTHWEST AIRLS STK                  COM         844741108    1585     165138  SH         Sole              165138      0      0
STANDARD PACIFIC STK                 COM         85375C101     381     103295  SH         Sole              103295      0      0
STREETTRACKS SPDR HOMEBUILDE   S&P HOMEBUILD     78464A888    4960     330000  SH         Sole              330000      0      0
TAIWAN SEMICONDUCTOR-SP ADR    SPONSORED ADR     874039100   10631     970000  SH         Sole              970000      0      0
TAM SA-SPONSORED ADR          SP ADR REP PFD     87484D103    3060     237000  SH         Sole              237000      0      0
THOMAS  &  BETTS CORP USD COM        COM         884315102     622      20665  SH         Sole                   0      0  20665
TOLL BROTHERS STK                    COM         889478103    2513     128613  SH         Sole              128613      0      0
UAL CORP                             COM NEW     902549807    1696     184044  SH         Sole              184044      0      0
UNION PACIFIC CORP USD COM           COM         907818108     478       8000  SH         Sole                   0      0   8000
UNITED PARCEL SERVICE OF AMERICA     CL B        911312106     452       8000  SH         Sole                   0      0   8000
UNITED TECHNOLOGIES CORP USD COM     COM         913017109    3656      60000  SH         Sole                   0      0  60000
US AIRWAYS GROUP INC                 COM         90341W108    1115     237201  SH         Sole              237201      0      0
VALE SA                              ADR         91912E105    2003      86601  SH         Sole               86601      0      0
VANGUARD REIT ETF                  REIT ETF      922908553    2213      53300  SH         Sole               53300      0      0
VIMPEL COMMUNICATIONS ADR        SPONSORED ADR   68370R109   11869     634738  SH         Sole              634738      0      0
VMWARE INC                           COM         928563402    3535      88000  SH         Sole                   0      0  88000
WAL MART STORES INC USD COM          COM         931142103    2479      50500  SH         Sole                   0      0  50500
WEATHERFORD INTERNATIONAL LTD        REG         H27013103    4477     217000  SH         Sole                   0      0 217000
WELLS FARGO & COMPANY                COM         949746101    3124     110875  SH         Sole              110875      0      0
                                                           422,172 16,316,598


